VIA EDGAR

May 1, 2001


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Washington, D.C.  20549-1004

Re: Stratton Monthly Dividend REIT Shares, Inc. (the "Registrant")
    No. 2-42379
    No. 811-2240

Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on April 24, 2001.

Please contact me at the above number should you have any questions.

Sincerely,

/s/ Sandra L. Adams
Sandra L. Adams
Senior Regulatory Administrator

cc: Patricia Sloan